Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Columbia Limited Duration Credit Fund (Institutional 3 Class)
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Account Value	$ 12,471	$ 11,650	$ 11,466	$ 12,157	$ 11,945	$ 11,219	$ 10,571	$ 10,593	$ 10,310	$ 9,931	$ 10,000
Columbia Limited Duration Credit Fund (Institutional 2 Class)
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 2 Class
Account Value	$ 12,409	11,599	11,420	12,115	11,909	11,191	10,550	10,577	10,310	9,936	10,000
Columbia Limited Duration Credit Fund (Institutional Class)
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 12,356	11,554	11,382	12,080	11,880	11,170	10,537	10,568	10,295	9,929	10,000
Columbia Limited Duration Credit Fund (Class C)
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 11,169	10,549	10,496	11,254	11,178	10,615	10,113	10,246	10,092	9,820	10,000
Columbia Limited Duration Credit Fund (Advisor Class)
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 12,356	11,554	11,370	12,080	11,869	11,159	10,526	10,568	10,295	9,929	10,000
Columbia Limited Duration Credit Fund (Class A)
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 11,676	10,945	10,809	11,502	11,340	10,688	10,107	10,163	9,935	9,606	9,699
Bloomberg U.S. 1-5 Year Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-5 Year Corporate Index
Account Value	$ 12,561	11,745	11,643	12,263	12,057	11,348	10,695	10,709	10,528	10,163	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,727	$ 11,158	$ 11,547	$ 12,705	$ 12,795	$ 11,619	$ 10,750	$ 10,837	$ 10,893	$ 10,282	$ 10,000